Leases (Details 1) ₪ in Thousands	Dec. 31, 2019 ILS (₪)
More than 5 years [Member]
Statement Line Items [Line Items]
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	₪ 5,889